IDS Life
Variable
Annuity
Fund B

      Invests in a wide range of securities with the objective of long-term capital appreciation for contract owners.

      1998 SEMIANNUAL REPORT



      American Express Financial Advisors

      Managed by IDS Life Insurance Company

      IDS Life Variable Annuity Fund B

      Message from the executive vice president


      If you're an experienced investor, you know that the past few years have been unusually strong for the U.S. stock market. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      The potential for such volatility reinforces the need for investors to periodically review their long-term financial goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.





      Pamela J. Moret
     (picture of) Pamela J. Moret
      Executive Vice-President, Variable Assets
      IDS Life Insurance Company

      Semiannual Report


      IDS Life Variable Annuity Fund B

      From your portfolio manager: A perspective

      A generally positive environment for U.S. stocks provided the foundation for a double-digit gain by the Fund during the first half of the fiscal year -- January through June, 1998.

      On June 31, 1998, the accumulation unit value of IDS Life Variable Fund B was $28.46, compared with $24.71 at the beginning of the year. The increase represented a gain of 15.18% for the six months. (If you purchased additional accumulation units during the period, your return would have been affected by the sales and administrative charges, as described in the Fund's prospectus.)

      The period began on an uncertain note, as investors continued to sort out the potential impact of the financial crisis that first hit Asian markets last fall. By February, they evidently had decided that the U.S. market would weather the storm relatively well, and, with support from ongoing reports of subdued inflation and a growing economy, they sent stocks soaring into the spring. At that point, the rally petered out, as concerns about the possibility of weaker corporate profits and higher interest rates held stocks back over the final two months of the period.

      Working in the Fund's favor was the ongoing strength of large-capitalization growth stocks -- the core of its investment portfolio. Within that broad category, the Fund's largest area of investment was in technology-related stocks, which were highly volatile but, on the whole, productive. Consumer-related stocks, including those of healthcare companies and retail chains, constituted another substantial investment and proved to be comparatively consistent, positive performers. Financial services stocks also provided very good results for the period, thanks to declining interest rates.

      As is the norm for this Fund, there was little portfolio turnover during the six months -- a reflection of my buy-and-hold management style. Also, I maintained only a small amount of cash reserves, preferring instead to keep the great majority of assets working in stocks. While this low-cash strategy makes the Fund's value more volatile, I believe it benefits performance over the long term. That was clearly the case during the past period.

      Looking to the rest of the fiscal year, the investment environment hasn't changed markedly from last January; the economy continues to grow, inflation remains subdued and long-term interest rates have yet to experience a meaningful increase. The ultimate impact of the Asian financial crisis, however, is a new ingredient in the mix, and it may well keep the stock market off balance at times.

      In any event, I plan to maintain my investment emphasis on stocks of well-managed, high-quality companies with dominant positions in their respective markets. I believe they will fare best in what could continue to be a volatile period for stocks.




      Mitzi Malevich
     (picture of) Mitzi Malevich
      Mitzi Malevich
      Portfolio Manager

      IDS Life Variable Annuity Fund B

      The Fund's ten largest holdings


                                     Percent                        Value
                                   of Fund's                        as of
                                  net assets                June 30, 1998
Tellabs                                 4.31%                 $35,812,500

Microsoft                               4.18                   34,680,000

Coca-Cola                               4.11                   34,131,600

WorldCom                                4.08                   33,906,250

Cisco Systems                           3.99                   33,142,500

Pfizer                                  3.53                   29,345,625

HEALTHSOUTH Rehabilitation              3.45                   28,683,725

Travelers Group                         3.29                   27,281,250

Washington Mutual                       3.14                   26,062,500

Tyco Intl                               3.03                   25,200,000


      For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.


      (icon of) pie chart

      The ten holdings listed here make up 37.11% of the Fund's net assets



  Semiannual Report

IDS Life Variable Annuity Fund B

Statement of assets, liabilities and contract owners' equity                         June 30, 1998



Assets

                                                                                        (Unaudited)
Investments in securities, at value (Note 1)
   (identified cost, $426,124,910)..................................................  $831,601,459
Cash in bank on demand deposit......................................................        78,598
Dividends and interest receivable...................................................       384,582
Receivable from IDS Life Insurance Company for contract purchase payments...........    19,233,142
                                                                                        ----------

Total assets........................................................................  $851,297,781
                                                                                      ============





Liabilities

Payable for contract terminations...................................................    19,229,420
Payable for investment securities purchased.........................................     1,501,205
Payable to IDS Life Insurance Company for:
Mortality and expense assurance fee.................................................        22,806
Investment management fee...........................................................         9,122
                                                                                             -----

Total liabilities...................................................................    20,762,553
                                                                                        ==========





Contract owners' equity

Contracts in accumulation period-- 28,612,331 units at $28.46 per unit (Note 5).....  $814,339,839
Contracts in payment period ........................................................    16,195,389
                                                                                        ----------

Total contract owners' equity.......................................................   830,535,228
                                                                                       -----------


Total liabilities and contract owners' equity.......................................  $851,297,781
                                                                                      ============



      See accompanying notes to financial statements.



Statement of operations                                                    Six months ended June 30, 1998



Investment income (loss) -- net

                                                                                                (Unaudited)
Income:
Dividends...................................................................................$    2,251,388
Interest....................................................................................       470,040
                                                                                                   -------

Total income................................................................................     2,721,428
                                                                                                 ---------

Expenses:
Mortality and expense assurance fee (Note 2)................................................     3,980,381
Investment management fee (Note 3)..........................................................     1,592,239
                                                                                                 ---------

Total expenses..............................................................................     5,572,620
                                                                                                 ---------

Investment income (loss)-- net..............................................................    (2,851,192)
                                                                                                ==========





Realized and unrealized gain (loss) -- net

Net realized gain (loss) on investments.....................................................    64,150,265
Net change in unrealized appreciation (depreciation) on investments.........................    51,807,439
                                                                                                ----------

Net gain (loss) on investments..............................................................   115,957,704
                                                                                               -----------

Net increase (decrease) in contract owners' equity from operations..........................  $113,106,512
                                                                                              ============



      See accompanying notes to financial statements.




Statements of changes in contract owners' equity

                                                                             Six months ended                      Year ended
Operations                                                                      June 30, 1998                   Dec. 31, 1997

                                                                                 (Unaudited)
Investment income (loss)-- net..............................................     $  (2,851,192)                 $  (5,373,879)
Net realized gain (loss) on investments.....................................        64,150,265                     96,927,180
Net change in unrealized appreciation (depreciation) on investments.........        51,807,439                     53,298,606
                                                                                    ----------                     ----------

Net increase (decrease) in contract owners' equity from operations..........       113,106,512                    144,851,907
                                                                                   ===========                    ===========





Contract transactions

Net contract purchase payments (Note 2).....................................         2,118,800                      4,071,103
Repayment of temporary withdrawals..........................................               520                            904
Net transfers from (to) fixed annuities.....................................        (1,817,464)                    (2,818,958)
Actuarial adjustment for mortality assurance on annuities
   in payment period (Note 2)...............................................                --                        (95,074)
Contract termination payments and temporary withdrawals.....................       (40,027,681)                   (59,835,894)
Annuity payments............................................................        (1,017,780)                    (1,908,645)
                                                                                    ----------                     ----------

Net (increase) decrease from contract transactions..........................       (40,743,605)                   (60,586,564)
                                                                                   -----------                    -----------

Net increase (decrease) in contract owners' equity .........................        72,362,907                     84,265,343
                                                                                    ==========                     ==========





Contract owners' equity at beginning of period...............................      758,172,321                    673,906,978
                                                                                   ===========                    ===========





Contract owners' equity at end of period.....................................     $830,535,228                   $758,172,321
                                                                                  ============                   ============



      See accompanying notes to financial statements.



      IDS Life Variable Annuity Fund B


      Notes to financial statements (Unaudited)


1. Organization and summary of significant accounting policies



      IIDS Life Variable Annuity Fund B (the Fund) is organized as a segregated asset account of IDS Life Insurance Company (IDS Life) under Minnesota law and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's assets are held for the exclusive benefit of its variable annuity contract owners and are not chargeable with any liabilities arising from the other business activities of IDS Life. The significant accounting policies followed by the Fund are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Investments in securities

      Securities traded on national securities exchanges are valued at the last quoted sales price on the principal exchange on which traded. Securities traded in the over-the-counter market are valued at the mean of the last quoted bid and asked price. Short-term securities that mature in 60 days or less are valued at amortized cost. Those maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Short-term securities originally purchased with maturities of more than 60 days but which currently mature in 60 days or less are valued on an amortized cost basis using the market value or approximate market value on the 61st day before maturity. Bonds and other securities are valued at fair value as determined by the Board of Managers when market quotations are not readily available. Determination of fair value involves among other things, references to market indexes, matrices and data from independent brokers.

      Security transactions are accounted for on the date the securities are purchased and sold. Dividend income is recorded on the ex-dividend date.

      Option contracts

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      During the six months ended June 30, 1998, the Fund did not buy or sell any put or call options or write any covered call or put options. There were no option contracts outstanding at June 30, 1998.

      Futures contracts

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell stock index futures contracts and related options. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with the changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      During the six months ended June 30, 1998, the Fund did not buy or sell stock index futures contracts and related options. There were no stock index futures contracts outstanding at June 30, 1998.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the rate of exchange on the transaction date. It is not practicable to identify that portion of realized and unrealized gain or loss arising from changes in the exchange rates from the portion arising from changes in the market value of investments.

      The Fund may also enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

      There were no forward foreign currency exchange contracts outstanding at June 30, 1998.

      Federal income taxes

      IDS Life is taxed as a life insurance company. The Fund is treated as part of IDS Life for federal income tax purposes. Under current federal income tax law, no taxes are payable with respect to any income of the Fund.



2. Mortality and expense assurance fee and sales charges

      IDS Life makes contractual assurances to the Fund that possible future adverse changes in administrative expenses and mortality experience of the annuitants and beneficiaries will not affect the Fund. The mortality and expense assurance fee paid to IDS Life is computed daily and is equal on an annual basis to 1 percent of the average daily net assets of the Fund.

      Charges by IDS Life for its sales and administrative services applicable to the variable annuity contracts amounted to $77,407 for the six months ended June 30, 1998, and $146,651 for the year ended Dec. 31, 1997. Such charges are not an expense of the Fund. They are deducted from contract purchase payments and are not included in the net contract purchase payments to the Fund.



3. Investment management agreement

      The Fund has an Investment Management Agreement with IDS Life. For its services, IDS Life is paid a fee based on the aggregate average daily net assets of the Fund. The investment management fee paid to IDS Life is computed daily and is equal on an annual basis to 0.4 percent of the average daily net assets of the Fund.

      In addition to paying its own management fee, the Fund also pays all brokerage commissions and charges in the purchase and sale of assets. Brokerage charges are paid to IDS Life for reimbursement of charges incurred in the purchase and sale of foreign securities.



4. Security transactions and basis for determining realized gain and loss

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $78,809,304 and $117,103,732 for the six months ended June 30, 1998. Net realized gain on investments has been determined on the basis of identified costs.



5. Accumulation units

      The changes in number of outstanding units applicable to contracts in the accumulation period were as follows:

                                                              Six months ended       Year ended
                                                                 June 30, 1998    Dec. 31, 1997

Units outstanding at beginning of period.......................     30,121,701       32,644,907
Additions for contract purchase payments and repayments........         78,728          179,720
Net transfers from (to) fixed annuities........................        (65,124)        (134,272)
Deductions for contract terminations and withdrawals...........     (1,522,974)      (2,568,654)

Units outstanding at end of period.............................     28,612,331       30,121,701






6. Financial highlights

      The  table  below  shows  certain  important  financial   information  for
      evaluating the Fund's results.


                                                                          Fiscal year ended Dec. 31,

                                                      1998(a)         1997         1996        1995         1994        1993


Accumulation unit value at beginning of period....     $24.71       $20.26       $16.55      $12.18       $12.69      $11.60

Income from investment operations:
Net investment income (loss)......................       (.17)        (.16)        (.09)       (.03)         .03        (.02)
Net gains (losses) on securities, both realized
and unrealized....................................       3.92         4.61         3.80        4.40         (.54)       1.11

Total from investment operations..................       3.75         4.45         3.71        4.37         (.51)       1.09

Accumulation unit value at end of period..........     $28.46       $24.71       $20.26      $16.55       $12.18      $12.69

Total returnb.....................................      15.18%       21.96%       22.42%      35.88%      (4.00%)      9.42%

Ratios/supplemental data
Total contract owner's equity at end of period
(000 omitted)....................................    $830,535     $758,172     $673,907    $613,941     $494,520    $534,556
Ratio of operating expenses to average net assets.     1.40%c        1.40%        1.40%       1.40%        1.40%       1.40%
Ratio of net investment income (loss) to average
net assets........................................    (.72%)c        (.72%)       (.50%)      (.19%)        .25%       (.17%)
Portfolio turnover rate...........................        10%          29%          12%         44%          61%         64%
Average brokerage commission rated................     $.0511       $.0500       $.0548          --           --          --


a Six months  ended June 30, 1998  (Unaudited).
b Total return does not reflect payment of a sales charge.
c Adjusted to an annual basis.
d Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



      The foregoing table pertains to accumulation units only. There are two kinds of units. As long as contract owners are paying into the Fund they are called "accumulation" units. When contract owners begin to receive the annuity, they change to "annuity" units.

      The value of an annuity unit (assuming a 3.5 percent investment rate) was $10.39 as of June 30, 1998, $9.17 as of Dec. 31, 1997, $7.78 as of Dec.
      31, 1996,  $6.58 as of Dec. 31, 1995, $5.02 as of Dec. 31, 1994, and $5.41
      as of Dec. 31, 1993. The value of an annuity unit (assuming a 5 percent investment rate) was $6.80 as of June 30, 1998, $6.05 as of Dec. 31, 1997,
      $5.21 as of Dec. 31, 1996, $4.47 as of Dec. 31, 1995, $3.46 as of Dec. 31,
      1994, and $3.78 as of Dec. 31, 1993.



      IDS Life Variable Annuity Fund B


      Investments in securities, June 30, 1998 (Unaudited)


      (Percentages represent value of investments compared to net assets)

      Common stocks (97.9%)

Issuer                                        Shares             Value(a)

Aerospace & defense (1.0%)
Boeing                                        180,000            $8,021,250

Airlines (1.4%)
Northwest Airlines Cl A                       150,000(b)          5,784,375
UAL                                            70,000(b)          5,460,000
Total                                                            11,244,375

Banks and savings & loans (4.2%)
BankBoston                                    160,000             8,900,000
First Chicago NBD                                  50                 4,431
Washington Mutual                             600,000            26,062,500
Total                                                            34,966,931

Beverages & tobacco (4.1%)
Coca-Cola                                     399,200            34,131,600

Chemicals (2.2%)
USA Waste Services                            380,000(b)         18,762,500

Communications equipment & services (6.1%)
Andrew Corp                                   507,425(b)          9,165,364
MasTec                                        250,000(b)          5,968,750
Tellabs                                       500,000(b)         35,812,500
Total                                                            50,946,614

Computers & office equipment (16.8%)
Cisco Systems                                 360,000(b)         33,142,500
Compaq Computer                               600,000            17,025,000
Computer Associates Intl                      150,000             8,334,375
EMC                                           200,000(b)          8,962,500
Hewlett-Packard                               200,000            11,975,000
Intl Business Machines                        100,000            11,481,250
Microsoft                                     320,000(b)         34,680,000
PeopleSoft                                    100,000(b)          4,700,000
Solectron                                      80,000(b)          3,365,000
Visio                                         123,700(b)          5,906,675
Total                                                           139,572,300

Electronics (5.0%)
Applied Materials                             435,200(b)         12,838,400
Intel                                         250,000            18,531,250
Maxim Integrated Products                     320,000(b)         10,140,000
Total                                                            41,509,650

Energy (2.0%)
Anadarko Petroleum                            250,000            16,796,875

Energy equipment & services (1.6%)
Halliburton                                   300,000            13,368,750

Financial services (13.9%)
Associates First Capital Cl A                 200,000            15,375,000
Franklin Resources                            400,000            21,600,000
Household Intl                                360,000            17,910,000
Merrill Lynch & Co                            270,000            24,907,500
Providian Financial                           102,700             8,068,369
Travelers Group                               450,000            27,281,250
Total                                                           115,142,119


Foreign (8.2%)(c)
Ericsson (LM) ADR Cl B                        800,000            22,900,000
Schlumberger                                  300,000            20,493,750
Tyco Intl                                     400,000            25,200,000
Total                                                            68,593,750

Health care (10.0%)
Boston Scientific                             125,000(b)          8,953,125
Guidant                                       300,000            21,393,750
Johnson & Johnson                              70,000            $5,162,500
Medtronic                                     150,000             9,562,500
Pfizer                                        270,000            29,345,625
Warner-Lambert                                120,000             8,325,000
Total                                                            82,742,500

Health care services (7.0%)
First Health Group                            600,000(b)         17,100,000
HEALTHSOUTH Rehabilitation                  1,074,800(b)         28,683,725
Service Corp Intl                             290,000            12,433,750
Total                                                            58,217,475

Household products (1.6%)
ServiceMaster                                 341,700            13,005,956

Industrial equipment & services (4.2%)
Caterpillar                                   360,000            19,035,000
Deere & Co                                    294,000            15,545,250
Total                                                            34,580,250

Leisure time & entertainment (2.3%)
Mattel                                        450,000            19,040,625

Textiles & apparel (1.2%)
Nike Cl B                                     200,000             9,737,500

Utilities -- telephone (5.1%)
Sprint                                        120,000             8,460,000
WorldCom                                      700,000(b)         33,906,250
Total                                                            42,366,250

Total common stocks
(Cost: $407,270,721)                                           $812,747,270





Short-term securities (2.3%)

Issuer                             Annualized           Amount       Value(a)
                                    yield on        payable at
                                     date of          maturity
                                    purchase

U.S. government agency (0.7%)
Federal Home Loan Mtge Corp Disc Nts
   07-08-98                               5.45%     $3,000,000     $2,996,832
   07-22-98                               5.49       1,300,000      1,295,844
   07-27-98                               5.49       1,400,000      1,394,469
Total                                                               5,687,145

Commercial paper (1.6%)
Becton Dickinson
   07-23-98                               5.55       5,300,000      5,282,089
Bell Atlantic Finance
   07-01-98                               5.52       1,800,000      1,800,000
Consolidated Natural Gas
   07-09-98                               5.53       1,100,000      1,098,653
Delaware Funding
   07-15-98                               5.58       1,900,000      1,895,892
Fleet Funding
   07-20-98                               5.55       1,900,000      1,894,465
Xerox Credit
   07-23-98                               5.56       1,200,000      1,195,945
Total                                                              13,167,044

Total short-term securities
(Cost: $18,854,189)                                               $18,854,189

Total investments in securities
(Cost: $426,124,910)(e)                                          $831,601,459



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Foreign security values are stated in U.S. dollars.
(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. This security has been determined to be liquid under guidelines established by the board.
(e) At June 30, 1998, the cost of securities for federal income tax purposes was approximately $426,125,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation.............................. $418,336,000
     Unrealized depreciation..............................  (12,859,000)

     Net unrealized appreciation.......................... $405,477,000

IDS Life Variable Annuity Fund B


Managers and officers


Board of Managers

Richard W. Kling
president, IDSLife Insurance Company

Edward Landes
retired, former development consultant

Carl N. Platou
president emeritus, Fairview Hospital
and Healthcare Services

Gordon H. Ritz
president, Con Rad Broadcasting Corp.



Principal officers

Richard W. Kling
chairman of the board and president

Lorraine R. Hart
vice president, investments

Jeffrey S. Horton
vice president and treasurer

Timothy S. Meehan
secretary

William A. Stoltzmann
general counsel and assistant secretary

Philip C. Wentzel
controller

      IDS Life Variable Annuity Fund B


      Additional information


      The investment objective of IDSLife Variable Annuity Fund B is to invest in securities that offer opportunities for long-term capital appreciation consistent with accumulating Fund value and providing annuity payments under variable annuity contracts issued by IDSLife.

      There is a sales and administrative charge to the contract owner included in the purchase payment.

      This report is for the information of contract owners of IDSLife Variable Annuity Fund B, but it may be used as sales literature when preceded or accompanied by the current prospectus. For details and other material information, see the current prospectus.

      Issuer and investment manager:
      IDS Life Insurance Company,
      Minneapolis, Minn.

      Custodian:
      American Express Trust Company
      Minneapolis, Minn.

      Sub-custodian:
      First Bank National Association
      St. Paul, Minn.

IDS Life Variable Annuity Fund B




IDS Life
Variable
Annuity
Fund B



1998 SEMIANNUAL REPORT

                                                            BULK RATE
                                                           U.S. POSTAGE
                                                               PAID
                                                           PERMIT NO. 85
                                                            SPENCER, IA

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010

                                                             S-6446 M (8/98)